INCOME TAXES - Disclosure of detailed information about deferred taxes (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Deferred Income Tax Assets And Liabilities [Line Items]
Non-capital loss carry-forwards	$ 309,510	$ 216,826
Intangible Assets	38,740	0
Deferred income tax assets	348,250	216,826
Deferred income tax liability	(348,250)	(216,826)
Net deferred tax asset (liability)	0	0
Deficiency (excess) of carrying value over tax value of property, plant and equipment [Member]
Deferred Income Tax Assets And Liabilities [Line Items]
Deferred income tax liability	$ (348,250)	$ (216,826)